UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Institutional Investment Manager Filing this Report:

Name:   	HITE Hedge Asset Management LLC
		One Gateway Center
		Suite 308
		Newton, MA  02458

Form 13F File Number:  28-15188

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required times, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	James E. Conant
Title:  Chief Financial and Compliance Officer
Phone:  203-464-0066

Signature, Place, and Date of Signing

James E. Conant		Newton, MA		February 12, 2013

Report Type (Check Only One):

[ X ]  	13F HOLDINGS REPORT.

[  ] 	13F NOTICE.

[  ]  	13F COMBINATION REPORT.



EDGAR <1>
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:   $98,035

List of Other Included Managers:

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None





Column 1			Col. 2	Col. 3		Col. 4	Col. 5		Col. 6	Col.7	Col. 8
							Invest				Other	Voting
Name of Issuer			CLASS	CUSIP		Value	Shares		Discret	Manager	Authority
ACCESS MIDSTREAM PARTNERS LP	UNIT	00434L109	$10,860 323,805 	Sole	None	323,805
DELEK LOGISTICS PARTNERS LP	UNIT	24664T103	$7,645 	332,378 	Sole	None	332,378
TARGA RESOURCES PARTNERS LP	UNIT	87611X105	$6,281 	168,043 	Sole	None	168,043
TESORO LOGISTICS LP		UNIT	88160T107	$6,217 	141,933 	Sole	None	141,933
MARKWEST ENERGY PARTNERS LP	UNIT 	570759100	$4,781 	93,736 		Sole	None	93,736
ATLAS AMERICA INC		COM 	04930A104	$4,210 	121,183 	Sole	None	121,183
QR ENERGY LP UNIT LTD 		UNIT	74734R108	$3,707 	223,574 	Sole	None	223,574
RENTECH INC.   			COM	760112102	$3,475 	1,321,127 	Sole	None	1,321,127
MEMORIAL PRODUCTION LP		UNIT	586048100	$3,438 	192,690 	Sole	None	192,690
LEGACY RESERVES LP		UNIT	524707304	$3,410 	143,258 	Sole	None	143,258
INERGY LP			UNIT	456615103	$3,318 	182,431 	Sole	None	182,431
KINDER MORGAN MANAGEMENT LLC	SHS	49455U100	$3,203 	42,440 		Sole	None	42,440
LEHIGH GAS PARTNERS LP  	UNIT	524814100	$3,007 	161,839 	Sole	None	161,839
NGL ENERGY PARTNERS		UNIT	62913M107	$2,940 	126,092 	Sole	None	126,092
SUBURBAN PROPANE PARTNERS LP	UNIT 	864482104	$2,886 	74,279 		Sole	None	74,279
NUSTAR GP HOLDINGS LLC		UNIT	67059L102	$2,651 	95,737 		Sole	None	95,737
ENERGY TRANSFER EQUITY LP	UNIT	29273V100	$2,438 	53,602 		Sole	None	53,602
EQT MIDSTREAM PARTNERS LP  	UNIT	26885B100	$2,082 	66,852 		Sole	None	66,852
WILLIAMS COS INC		COM	969457100	$2,072 	63,300		Sole	None	63,300
TRANSMONTAIGNE PARTNERS LP	COM 	89376V100	$1,920 	50,572 		Sole	None	50,572
SANDRIDGE MISSISSIPPIAN TRUST IISH	80007V106	$1,859 	114,286 	Sole	None	114,286
BREITBURN ENERGY PARTNERS LP	UNIT	106776107	$1,763 	95,478 		Sole	None	95,478
EV ENERGY PARTNERS LP		UNITS	26926V107	$1,745 	30,850 		Sole	None	30,850
CROSSTEX ENERGY INC		COM	22765Y104	$1,623 	113,160 	Sole	None	113,160
MID-CON ENERGY PARTNERS LP	UNIT	59560V109	$1,519 	81,232 		Sole	None	81,232
SUMMIT MIDSTREAM PARTNERS LP  	UNIT	866142102	$1,513 	76,300 		Sole	None	76,300
WILLIAMS PARTNERS LP		UNIT	96950F104	$1,319 	27,100 		Sole	None	27,100
KINDER MORGAN ENERGY PARTNERS	UNIT	494550106	$1,317 	16,500 		Sole	None	16,500
TARGA RES CORP COM  		COM	87612G101	$1,189 	22,506 		Sole	None	22,506
SOUTHCROSS ENERGY PARTNERS, L.P	UNIT	84130C100	$730 	30,700 		Sole	None	30,700
ROSE ROCK MIDSTREAM LP 		UNIT	777149105	$660 	20,973 		Sole	None	20,973
GENESIS ENERGY LP		UNIT	371927104	$635 	17,780 		Sole	None	17,780
EAGLE ROCK ENERGY PARTNERS	UNIT	26985R104	$429 	49,609 		Sole	None	49,609
ENBRIDGE ENERGY PARTNERS LP	COM	29250R106	$405 	14,500 		Sole	None	14,500
COPANO ENERGY LLC		COM	217202100	$316 	10,000 		Sole	None	10,000
CROSSTEX ENERGY LP		UNIT	22765U102	$261 	17,948 		Sole	None	17,948
ENERGY INCOME AND GROWTH	COM	33738G104	$210 	6,843 		Sole	None	6,843

								$98,034